Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000015937 | Nutanix9382685
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015937 | Novanta9382683
Holdings [Line Items]
Percent of Total Investments	2.50%
C000015937 | Everpure9382626
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015937 | SPX Technologies9382727
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015937 | Commvault Systems9382605
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015937 | Esab9382623
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015937 | Simpson Manufacturing9382719
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015937 | CSW Industrials9382611
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015937 | Glaukos9382645
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015937 | Skyward Specialty Insurance Group9382722
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015937 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015937 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015937 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015937 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015937 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000015937 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000015937 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000015937 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000015937 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000173316 | Nutanix9382685
Holdings [Line Items]
Percent of Total Investments	2.60%
C000173316 | Novanta9382683
Holdings [Line Items]
Percent of Total Investments	2.50%
C000173316 | Everpure9382626
Holdings [Line Items]
Percent of Total Investments	2.40%
C000173316 | SPX Technologies9382727
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173316 | Commvault Systems9382605
Holdings [Line Items]
Percent of Total Investments	2.30%
C000173316 | Esab9382623
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173316 | Simpson Manufacturing9382719
Holdings [Line Items]
Percent of Total Investments	2.20%
C000173316 | CSW Industrials9382611
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173316 | Glaukos9382645
Holdings [Line Items]
Percent of Total Investments	1.90%
C000173316 | Skyward Specialty Insurance Group9382722
Holdings [Line Items]
Percent of Total Investments	1.80%
C000173316 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000173316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000173316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000173316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000173316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000065363 | Okta9382634
Holdings [Line Items]
Percent of Total Investments	3.00%
C000065363 | Synopsys9382660
Holdings [Line Items]
Percent of Total Investments	2.90%
C000065363 | Nutanix9382629
Holdings [Line Items]
Percent of Total Investments	2.60%
C000065363 | EOG Resources9382568
Holdings [Line Items]
Percent of Total Investments	2.50%
C000065363 | Texas Pacific Land9382666
Holdings [Line Items]
Percent of Total Investments	2.40%
C000065363 | Tradeweb Markets9382494
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065363 | Fastenal9382581
Holdings [Line Items]
Percent of Total Investments	2.30%
C000065363 | Veeva Systems9382496
Holdings [Line Items]
Percent of Total Investments	2.20%
C000065363 | Everpure9382578
Holdings [Line Items]
Percent of Total Investments	2.10%
C000065363 | IDEX9382596
Holdings [Line Items]
Percent of Total Investments	2.10%
C000065363 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065363 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065363 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065363 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000065363 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000065363 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000065363 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000065363 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000096284 | Okta9382634
Holdings [Line Items]
Percent of Total Investments	3.00%
C000096284 | Synopsys9382660
Holdings [Line Items]
Percent of Total Investments	2.90%
C000096284 | Nutanix9382629
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096284 | EOG Resources9382568
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096284 | Texas Pacific Land9382666
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096284 | Tradeweb Markets9382494
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096284 | Fastenal9382581
Holdings [Line Items]
Percent of Total Investments	2.30%
C000096284 | Veeva Systems9382496
Holdings [Line Items]
Percent of Total Investments	2.20%
C000096284 | Everpure9382578
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096284 | IDEX9382596
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096284 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000096284 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000096284 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000096284 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000096284 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000096284 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000096284 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000096284 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000245657 | Axon Enterprise9382575
Holdings [Line Items]
Percent of Total Investments	6.50%
C000245657 | Synopsys9382616
Holdings [Line Items]
Percent of Total Investments	5.60%
C000245657 | Fastenal9382591
Holdings [Line Items]
Percent of Total Investments	5.50%
C000245657 | Veeva Systems9382625
Holdings [Line Items]
Percent of Total Investments	5.40%
C000245657 | IDEX9382594
Holdings [Line Items]
Percent of Total Investments	5.20%
C000245657 | Okta9382607
Holdings [Line Items]
Percent of Total Investments	4.80%
C000245657 | Everpure9382588
Holdings [Line Items]
Percent of Total Investments	4.80%
C000245657 | AMETEK9382569
Holdings [Line Items]
Percent of Total Investments	4.10%
C000245657 | MongoDB9382600
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245657 | Nutanix9382604
Holdings [Line Items]
Percent of Total Investments	3.60%
C000245657 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245657 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000245657 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000245657 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000245657 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000245657 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000245657 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.10%